Summary of Significant Accounting Policies - Schedule of Fair Value and Notional Amounts of Outstanding or Unsettled Derivative Instruments (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Notional Amount	$ 157,735,000	$ 165,454,000
Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	170,604,000	168,726,000	$ 104,812,000
Not Designated as Hedging Instruments [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	129,303,000	11,562,000	84,292,000
Not Designated as Hedging Instruments [Member] | Prepaid expense and other current assets [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	41,301,000	157,164,000	20,520,000
Not Designated as Hedging Instruments [Member] | (Level 2) [Member]
Derivatives, Fair Value [Line Items]
Gross Amount of Recognized Assets/Liabilities	517,000	4,439,000	(616,000)
Gross Amounts Offset in the Balance Sheet	0	0	0
Net Amount Presented in the Balance Sheet	517,000	4,439,000	(616,000)
Not Designated as Hedging Instruments [Member] | (Level 2) [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Gross Amount of Recognized Assets/Liabilities	(656,000)	(67,000)	(979,000)
Gross Amounts Offset in the Balance Sheet	0	0	0
Net Amount Presented in the Balance Sheet	(656,000)	(67,000)	(979,000)
Not Designated as Hedging Instruments [Member] | (Level 2) [Member] | Prepaid expense and other current assets [Member]
Derivatives, Fair Value [Line Items]
Gross Amount of Recognized Assets/Liabilities	1,173,000	4,506,000	363,000
Gross Amounts Offset in the Balance Sheet	0	0	0
Net Amount Presented in the Balance Sheet	$ 1,173,000	$ 4,506,000	$ 363,000